RECEIVABLE FROM BROKER-DEALERS, FUTURE COMMISSION MERCHANTS AND CLEARING ORGANIZATIONS	9 Months Ended
Sep. 30, 2025
Broker-Dealer [Abstract]
RECEIVABLE FROM BROKER-DEALERS, FUTURE COMMISSION MERCHANTS AND CLEARING ORGANIZATIONS	RECEIVABLE FROM BROKER-DEALERS, FUTURES COMMISSION MERCHANTS AND CLEARING ORGANIZATIONS
Receivable from and payable to broker-dealers, futures commission merchants and clearing organizations are as follows (in thousands):

	December 31, 2024	December 31, 2023
Assets
Receivable from broker-dealers and futures commission merchants	$10,517	$9,001
Receivable from clearing organizations
Cash margin	128,572	113,161
Cash guarantee deposits	8,075	6,235
Total receivable from broker-dealers, futures commission merchants and clearing organizations	$147,164	$128,397

Liabilities
Payable to clearing organizations	$2,746	$749
Total payable to clearing organizations	$2,746	$749
RECEIVABLE FROM BROKER-DEALERS, FUTURES COMMISSION MERCHANTS AND CLEARING ORGANIZATIONS
Receivable from and payable to broker-dealers, futures commission merchants and clearing organizations are as follows (in thousands):

	September 30, 2025	December 31, 2024
Assets
Receivable from broker-dealers and futures commission merchants	$3,709	$10,517
Receivable from clearing organizations
Cash margin	111,718	128,572
Cash guarantee deposits	7,875	8,075
Total receivable from broker-dealers, futures commission merchants and clearing organizations	$123,302	$147,164

Liabilities
Payable to clearing organizations	$745	$2,746
Total payable to clearing organizations	$745	$2,746